Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Oct. 02, 2024	Feb. 15, 2024	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary stock, par value			$ 0.000005	$ 0.000005
Ordinary stock, shares authorized			100,000,000,000	100,000,000,000
Ordinary stock, shares issued			15,000,000	15,000,000
Ordinary stock, shares outstanding			15,000,000	15,000,000
Shares issued		1
Stockholders' equity note, stock split	1:200
Share surrender	5,000,000